Schedule of Investments (unaudited)	iShares® MSCI United Kingdom ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.4%
BAE Systems PLC	3,359,398	$59,817,498
Melrose Industries PLC	1,455,803	11,519,950
Rolls-Royce Holdings PLC(a)	9,344,412	54,579,498
		125,916,946
Banks — 11.9%
Barclays PLC	16,684,656	47,122,580
HSBC Holdings PLC	20,962,271	186,834,222
Lloyds Banking Group PLC	70,312,960	50,193,656
NatWest Group PLC, NVS	7,264,514	29,387,117
Standard Chartered PLC	2,451,439	24,417,791
		337,955,366
Beverages — 3.2%
Coca-Cola HBC AG, Class DI	243,501	8,263,278
Diageo PLC	2,470,180	83,164,495
		91,427,773
Broadline Retail — 0.6%
Next PLC	134,081	16,058,877

Capital Markets — 3.9%
3i Group PLC	1,080,654	39,818,793
Hargreaves Lansdown PLC	394,950	5,361,647
London Stock Exchange Group PLC	505,442	59,246,148
Schroders PLC	894,880	4,514,267
		108,940,855
Chemicals — 0.3%
Croda International PLC	147,275	8,603,558

Commercial Services & Supplies — 0.5%
Rentokil Initial PLC	2,802,803	14,942,402

Consumer Staples Distribution & Retail — 1.3%
J Sainsbury PLC	1,846,914	6,548,128
Tesco PLC	7,814,784	31,086,415
		37,634,543
Diversified Consumer Services — 0.3%
Pearson PLC	679,690	8,263,846

Diversified REITs — 0.2%
Land Securities Group PLC	785,642	6,595,139

Diversified Telecommunication Services — 0.4%
BT Group PLC(b)	7,181,688	12,023,835

Electric Utilities — 1.0%
SSE PLC	1,213,967	27,309,593

Electronic Equipment, Instruments & Components — 0.4%
Halma PLC	421,491	12,065,434

Financial Services — 0.5%
M&G PLC	2,509,983	6,417,356
Wise PLC, Class A(a)	682,639	7,173,204
		13,590,560
Food Products — 0.4%
Associated British Foods PLC	375,716	12,275,371

Health Care Equipment & Supplies — 0.4%
Smith & Nephew PLC	970,707	12,282,873

Health Care Providers & Services — 0.0%
NMC Health PLC, NVS(c)	122,262	2
Security	Shares	Value

Hotels, Restaurants & Leisure — 4.4%
Compass Group PLC	1,890,721	$53,084,264
Entain PLC	709,386	6,181,666
Flutter Entertainment PLC(a)	197,004	37,910,322
InterContinental Hotels Group PLC	181,124	18,392,913
Whitbread PLC	205,430	7,790,295
		123,359,460
Household Durables — 1.0%
Barratt Developments PLC	1,082,015	7,016,275
Berkeley Group Holdings PLC	117,654	7,939,351
Persimmon PLC	354,924	6,630,778
Taylor Wimpey PLC	3,929,267	7,438,928
		29,025,332
Household Products — 1.6%
Reckitt Benckiser Group PLC	784,410	44,894,403

Industrial Conglomerates — 0.6%
DCC PLC	109,748	8,014,794
Smiths Group PLC	385,238	8,524,441
		16,539,235
Industrial REITs — 0.6%
Segro PLC	1,411,405	16,574,586

Insurance — 3.0%
Admiral Group PLC	289,057	10,028,773
Aviva PLC	3,005,999	18,463,152
Legal & General Group PLC	6,638,817	21,291,672
Phoenix Group Holdings PLC	816,812	5,197,530
Prudential PLC	3,052,747	29,241,245
		84,222,372
Interactive Media & Services — 0.4%
Auto Trader Group PLC(d)	1,000,489	10,524,620

Machinery — 0.3%
Spirax-Sarco Engineering PLC	81,726	9,345,331

Media — 1.0%
Informa PLC	1,510,869	16,444,331
WPP PLC	1,197,435	12,533,637
		28,977,968
Metals & Mining — 7.8%
Anglo American PLC	1,410,759	45,673,586
Antofagasta PLC	437,808	12,418,734
Endeavour Mining PLC	204,142	4,502,916
Glencore PLC	11,513,686	70,966,852
Rio Tinto PLC	1,251,502	88,102,462
		221,664,550
Multi-Utilities — 2.0%
Centrica PLC	6,160,428	11,181,855
National Grid PLC	4,016,966	45,512,190
		56,694,045
Oil, Gas & Consumable Fuels — 13.2%
BP PLC	18,678,146	116,840,857
Shell PLC	7,109,133	256,602,365
		373,443,222
Paper & Forest Products — 0.3%
Mondi PLC, NVS	490,066	9,747,928

Personal Care Products — 6.5%
Haleon PLC	7,604,169	31,598,344
Unilever PLC	2,781,460	152,321,302
		183,919,646

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 13.3%
AstraZeneca PLC	1,721,102	$267,543,657
GSK PLC	4,601,742	103,253,931
Hikma Pharmaceuticals PLC	184,757	4,567,854
		375,365,442
Professional Services — 5.3%
Experian PLC	1,019,759	47,253,738
Intertek Group PLC	179,182	10,997,167
RELX PLC	2,084,149	91,425,107
		149,676,012
Software — 0.5%
Sage Group PLC (The)	1,115,313	14,650,271

Specialty Retail — 0.4%
JD Sports Fashion PLC	2,877,219	4,728,930
Kingfisher PLC	2,078,786	7,037,543
		11,766,473
Textiles, Apparel & Luxury Goods — 0.2%
Burberry Group PLC	398,107	5,280,558

Tobacco — 3.2%
British American Tobacco PLC	2,229,307	68,940,944
Imperial Brands PLC	911,254	22,643,867
		91,584,811
Trading Companies & Distributors — 1.8%
Ashtead Group PLC	485,517	35,560,799
Bunzl PLC	375,292	14,109,193
		49,669,992
Water Utilities — 0.7%
Severn Trent PLC	298,858	9,132,132
United Utilities Group PLC	757,048	9,861,155
		18,993,287
Wireless Telecommunication Services — 0.9%
Vodafone Group PLC	25,555,231	24,706,782

Total Common Stocks — 98.7%
(Cost: $2,964,723,962)		2,796,513,299
Security	Shares	Value

Rights

Electric Utilities — 0.1%
National Grid PLC (Expires 06/19/24, Strike Price
GBP 6.45)(a)	1,171,614	$2,926,889

Total Rights — 0.1%
(Cost: $—)		2,926,889

Total Long-Term Investments — 98.8%
(Cost: $2,964,723,962)		2,799,440,188

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.49%(e)(f)(g)	5,601,270	5,602,950
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(e)(f)	1,120,000	1,120,000

Total Short-Term Securities — 0.2%
(Cost: $6,723,912)		6,722,950

Total Investments — 99.0%
(Cost: $2,971,447,874)		2,806,163,138

Other Assets Less Liabilities — 1.0%		27,714,481

Net Assets — 100.0%		$2,833,877,619

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,604,259	(a)	$—		$(347)	$(962)	$5,602,950	5,601,270	$2,274	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,260,000	—		(140,000	)(a)	—	—	1,120,000	1,120,000	73,803		—
						$(347)	$(962)	$6,722,950		$76,077		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom ETF
May 31, 2024

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 100 Index	228	06/21/24	$24,217	$1,651,740

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,747,928	$2,786,765,369	$2	$2,796,513,299
Rights	2,926,889	—	—	2,926,889
Short-Term Securities
Money Market Funds	6,722,950	—	—	6,722,950
	$19,397,767	$2,786,765,369	$2	$2,806,163,138
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$1,651,740	$—	$1,651,740

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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